EQUITY (Detail Textuals)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 15, 2019 USD ($) shares	Jun. 25, 2019 USD ($) shares $ / shares	Jun. 30, 2017 USD ($) shares	Nov. 30, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) shares	Aug. 31, 2019 USD ($) shares $ / shares	Aug. 31, 2018 USD ($) $ / shares shares	Jun. 20, 2019 shares
Related Party Transaction [Line Items]
Preferred stock, shares authorized				6,250,000		6,250,000	6,250,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued				0		0	0
Common stock, shares authorized				18,750,000		18,750,000	18,750,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock holder voting rights				Each share of common stock entitles the holder to one vote, in person or proxy		Each common stock entitles the holder to one vote, in person or proxy
Value for issuance of common shares | $					$ 170,774	$ 8,376,379	$ 1,386,613
Share price | $ / shares				$ 6.00
Exercise price of warrants | $ / shares		$ 6.4575
Number of warrant to purchase common stock		1
Number of purchase common stock shares		1
Derivative liability | $						29,501
Common shares issued for settlement of debt | $				$ 100,000
Common shares issued for services (in shares)							334,360
Common shares issued for services | $				$ 13,000	$ 13,000	$ 52,000	$ 56,835
Number of units sold		1,300,813
Over-allotment option
Related Party Transaction [Line Items]
Share price | $ / shares		$ 0.01
Exercise price of warrants | $ / shares		$ 6.765
Number of warrant to purchase common stock		104,065
Offering price, per unit | $ / shares		$ 6.15
Number of additional shares purchased		195,121
Gross proceeds before deducting underwriting discounts and commissions | $		$ 8,001,911
Percentage of underwriting discounts and commissions		8.00%
Number of warrants sold		191,102
Proceeds from warrant exercises | $		$ 1,911
Blackrock Ventures, Ltd
Related Party Transaction [Line Items]
Number of shares issued during period	25,000
Value for issuance of common shares | $	$ 240,000
NEOMED
Related Party Transaction [Line Items]
Number of shares issued during period						61,297
Value for issuance of common shares | $						$ 539,417
Common shares issued for services (in shares)						15,000
Common shares issued for services | $						$ 126,000
Number of units sold						72,660
Series D Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Number of shares issued during period						209,635
Value for issuance of common shares | $						$ 1,257,905
Share price | $ / shares						$ 6.00
Exercise price of warrants | $ / shares						$ 14.00
Number of warrant to purchase common stock						1
Number of purchase common stock shares						1
Series E Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Number of shares issued during period						54,940
Value for issuance of common shares | $						$ 417,732
Share price | $ / shares				$ 7.60
Exercise price of warrants | $ / shares				$ 16.00
Number of warrant to purchase common stock						1
Number of purchase common stock shares						1
Term of common stock warrant						3 years
Common shares issued for price protection | $						$ 13
Common shares issued for price protection (shares)						6,490
Common Stock
Related Party Transaction [Line Items]
Number of shares issued during period				72,660	29,300	1,565,388	254,360
Value for issuance of common shares | $					$ 29	$ 1,566	$ 254
Common shares issued for price protection | $						$ 13
Common shares issued for price protection (shares)						12,950
Common shares issued for acquisition of license (in shares)				61,297
Common shares issued for settlement of debt | $				$ 11
Common shares issued for settlement of debt (in shares)				11,363
Common shares issued for services (in shares)						1,603,348	65,000
Common shares issued for services | $							$ 65
Subscription Agreement
Related Party Transaction [Line Items]
Common shares issued for services (in shares)			3,125
Common shares issued for services | $			$ 10,000
Subscription Agreement | Private placement
Related Party Transaction [Line Items]
Number of shares issued during period						163,606
Value for issuance of common shares | $						$ 850,785
Share price | $ / shares						$ 5.20
Exercise price of warrants | $ / shares						$ 12.00
Number of warrant to purchase common stock						1
Number of purchase common stock shares						1
Term of common stock warrant						5 years
Subscription Agreement | Series C Common Stock Purchase Warrant | Private placement
Related Party Transaction [Line Items]
Number of shares issued during period						87,629
Value for issuance of common shares | $						$ 525,828
Share price | $ / shares						$ 6.00
Exercise price of warrants | $ / shares						$ 14.00
Number of warrant to purchase common stock						1
Number of purchase common stock shares						1
Term of common stock warrant						5 years